Summary of Components Included in Reorganization Items (Detail) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2017
Reorganizations [Line Items]
Debt, sale leaseback and other reorganization items			$ 1,631
Reorganization-related professional fees			2,668
Loss on reorganization items			$ 4,299
Predecessor
Reorganizations [Line Items]
Gain on settlement of Liabilities subject to compromise		$ (767,640)
Fresh start adjustments		1,820,018
Debt, sale leaseback and other reorganization items		316,504
Reorganization-related professional fees		28,023
Loss on reorganization items	$ 313,176	$ 1,396,905		$ 313,176